S000001244 [Member] Shareholder Fees - SMALL CAP CORE FUND	Mar. 31, 2026 USD ($)
Class K
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0